Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 84,153	$ 404,345	$ 907,184
Prepaid expenses	38,797	8,333	51,815
Total Current Assets	122,950	412,678	958,999
Marketable securities held in Trust Account	32,989,082	75,758,781	75,751,204
TOTAL ASSETS	33,112,032	76,171,459	76,710,203
LIABILITIES AND SHAREHOLDERS’ DEFICIT
Advances from related party	200,001
Convertible promissory note	103,000
Current liabilities
Accounts payable and accrued expenses	948,921	139,927	5,000
Total Current Liabilities	948,921	139,927	5,000
Warrant liabilities	600,000	4,797,000	20,700,000
Deferred underwriting fee payable	2,250,000	2,250,000	2,250,000
Total Liabilities	4,101,922	7,186,927	22,955,000
Contingencies and Commitments
Ordinary shares subject to redemption, 3,241,414 and 7,500,000 shares at redemption value	32,989,082	75,758,781	75,751,204
Shareholders’ Deficit
Preferred shares, no par value; unlimited shares authorized; none issued and outstanding
Ordinary shares, no par value; unlimited shares authorized; 1,875,000 shares issued and outstanding (excluding 3,241,414 and 7,500,000 shares subject to possible redemption) at June 30, 2022 and December 31, 2021, respectively	25,000	25,000	25,000
Additional paid-in capital	71,420
Accumulated deficit	(4,075,392)	(6,799,249)	(22,021,001)
Total Shareholders’ Deficit	(3,978,972)	(6,774,249)	(21,996,001)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$ 33,112,032	$ 76,171,459	$ 76,710,203